Restatement (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss from operations	$ (1,792)	$ (1,854)	$ (1,470)	$ (1,815)	$ (2,011)	$ (2,470)	$ (1,790)	$ (1,730)	$ (1,659)	$ (3,826)	$ (6,120)	$ (5,296)	$ (7,150)	$ (7,649)
Other income (expense):
Warrant expense			0										0	(107)
Derivative liability income (loss)			440	820	2,703					3,523	(1,100)	3,963
Loss on extinguishment of debt	0	(5,159)	(5,159)	(147)	(7,245)					(7,392)	0	(12,551)	(12,551)	(5,620)
Interest and other expense, net			(220)	(210)	(694)					(904)		(1,124)
Equity in (income) losses of joint ventures	24		(117)	(182)	(87)					(269)	14	(386)	(389)	(74)
Net loss	(1,868)	(1,992)	(6,526)	(1,534)	(7,334)	(1,358)	(5,928)	(5,582)	(1,988)	(8,868)	(5,945)	(15,394)	(17,386)	(14,856)
Net loss attributable to noncontrolling interest	0	0	(17)	27	13	0	0	0	0	40	(2)	(57)	(57)	0
Net loss attributable to ThermoEnergy Corporation	(1,868)	(1,992)	(6,509)	(1,507)	(7,321)	(1,358)	(5,928)	(5,582)	(1,988)	(8,828)	(5,943)	(15,337)	(17,329)	(14,856)
Deemed dividend on Series B Convertible Preferred Stock			0	0	0					0		0
Net loss attributable to ThermoEnergy Corporation common stockholders			(6,509)	(1,507)	(7,321)					(8,828)		(15,337)
Net loss per common share, basic and diluted	$ (0.02)	$ (0.03)	$ (0.11)	$ (0.03)	$ (0.13)	$ (0.03)	$ (0.15)	$ (0.10)	$ (0.04)	$ (160.00)	$ (0.06)	$ (0.27)	$ (0.30)	$ (0.31)
Weighted average shares used in computing loss per share, basic and diluted	111,015,893	57,748,620	56,867,098	56,738,188	55,848,585	54,041,586	53,679,473	53,679,473	53,679,473	56,323,824	97,509,352	56,506,905	56,819,885	54,041,586
Scenario, Previously Reported [Member]
Loss from operations			(1,470)	(1,815)	(2,011)					(3,826)		(5,296)
Other income (expense):
Warrant expense			(1,799)									(1,799)
Derivative liability income (loss)			(653)	39	1,017					1,056		403
Loss on extinguishment of debt			(2,042)	0	0					0		(2,042)		(614)
Interest and other expense, net			(263)	(1,027)	(1,461)					(2,488)		(2,751)
Equity in (income) losses of joint ventures			(117)	(182)	(87)					(269)		(386)
Net loss			(6,344)	(2,985)	(2,542)					(5,527)		(11,871)		(9,850)
Net loss attributable to noncontrolling interest			17	27	13					40		57
Net loss attributable to ThermoEnergy Corporation			(6,327)	(2,958)	(2,529)					(5,487)		(11,814)		(9,850)
Deemed dividend on Series B Convertible Preferred Stock			(4,045)	(91)	(135)					(226)		(4,271)
Net loss attributable to ThermoEnergy Corporation common stockholders			$ (10,372)	$ (3,049)	$ (2,664)					$ (5,713)		$ (16,085)
Net loss per common share, basic and diluted			$ (180.00)	$ (0.05)	$ (0.05)					$ (100.00)		$ (280.00)